Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels Cost, Beginning Balance	$ 103,137	$ 103,137	$ 251,314
Vessels Cost, Disposal			(9,461)
Vessels Cost, Vessel held for sale	(3,466)		(76,302)
Vessels Cost, Vessel impairment charge	(23,978)	12,480	(62,414)
Vessels Cost, Reclassified to vessels, net	29,315
Vessels Cost, Ending Balance	105,008	103,137	103,137
Accumulated Depreciation, Beginning Balance	(27,447)	(21,718)	(37,623)
Accumulated Depreciation, Depreciation	(5,727)	(5,729)	(8,664)
Accumulated Depreciation, Disposal			7,279
Accumulated Depreciation, Vessel held for sale			1,214
Accumulated Depreciation, Vessel impairment charge	0		16,076
Accumulated Depreciation, Ending Balance	(33,174)	(27,447)	(21,718)
Net Book Value, Beginning Balance	75,690	81,419	213,691
Net Book Value, Depreciation	(5,727)	(5,729)	(8,664)
Net Book Value, Disposal			(2,182)
Net Book Value, Vessel held for sale	(3,466)		(75,088)
Net Book Value, Vessel impairment charge	(23,978)		(46,338)
Net Book Value, Reclassified to vessels, net	27,455	12,480	69,998
Net Book Value, Ending Balance	$ 71,834	$ 75,690	$ 81,419